Investments in Associates and Joint Ventures - Summarized Statement of Financial Posistion, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Reconciliation to Carrying Amount and Statement of Comprehensive Income, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [Line Items]
Non-current assets	¥ 2,059,618	¥ 2,021,424
Current assets	613,867	480,838
Including: cash and cash equivalents	191,190	136,789	¥ 118,631	¥ 86,409
Non-current liabilities	511,369	575,235
Current liabilities	624,263	518,158
Revenue	3,239,167	2,614,349	1,933,836
Depreciation, depletion and amortization	(238,036)	(231,269)	(213,875)
Interest expense	(21,554)	(19,739)	(26,528)
Income tax expense	(49,295)	(43,507)	(22,588)
Profit/(loss) for the year	163,982	114,696	33,485
Total comprehensive income / (loss)	185,752	110,195	22,355
Total comprehensive income/(loss) attributable to owners of the Company	¥ 165,050	¥ 89,561	14,634
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 1,803	¥ 1,571
Current assets	10,551	11,305
Including: cash and cash equivalents	1,661	2,292
Non-current liabilities	196	540
Including: Non-current financial liabilities	0	0
Current liabilities	9,778	9,997
Including: Current financial liabilities excluding trade and other payables	6,143	5,810
Net assets	2,380	2,339
Net assets attributable to owners of the Company	2,070	1,952
Group's share of net assets	1,035	976
Carrying amount of interest in joint ventures	978	976
Revenue	80,086	58,210	36,695
Depreciation, depletion and amortization	(180)	(190)	(195)
Interest income	48	11	16
Interest expense	(219)	(72)	(60)
Income tax expense	(72)	(56)	(57)
Profit/(loss) for the year	126	(610)	185
Total comprehensive income / (loss)	163	(691)	140
Total comprehensive income/(loss) attributable to owners of the Company	118	(687)	92
Group's share of total comprehensive income/ (loss)	59	(344)	46
Dividends received by the Group	¥ 0	¥ 29	0
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 48,715	¥ 44,011
Current assets	644	1,437
Including: cash and cash equivalents	634	1,411
Non-current liabilities	2,105	2,147
Including: Non-current financial liabilities	2,100	2,101
Current liabilities	74	483
Net assets	47,180	42,818
Net assets attributable to owners of the Company	47,180	42,818
Group's share of net assets	23,590	21,409
Carrying amount of interest in joint ventures	23,590	21,409
Revenue	16	17	18
Depreciation, depletion and amortization	(11)	(57)	(38)
Interest income	36	31	42
Interest expense	(47)	(56)	(58)
Income tax expense	(27)	0	1
Profit/(loss) for the year	4,112	4,067	3,060
Total comprehensive income / (loss)	5,031	3,508	(3,007)
Total comprehensive income/(loss) attributable to owners of the Company	5,031	3,508	(3,007)
Group's share of total comprehensive income/ (loss)	2,516	1,754	(1,504)
Dividends received by the Group	¥ 335	¥ 410	0
Mangistau Investment BV [Member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 10,392	¥ 9,927
Current assets	1,196	2,220
Including: cash and cash equivalents	431	1,631
Non-current liabilities	2,333	2,033
Including: Non-current financial liabilities	14	0
Current liabilities	823	872
Net assets	8,432	9,242
Net assets attributable to owners of the Company	8,432	9,242
Group's share of net assets	4,216	4,621
Carrying amount of interest in joint ventures	4,216	4,621
Revenue	13,279	11,543	8,152
Depreciation, depletion and amortization	(950)	(1,002)	(1,048)
Interest income	16	3	4
Interest expense	(137)	(141)	(160)
Income tax expense	(558)	(846)	(293)
Profit/(loss) for the year	1,486	2,114	362
Total comprehensive income / (loss)	1,878	1,874	(650)
Total comprehensive income/(loss) attributable to owners of the Company	1,878	1,874	(650)
Group's share of total comprehensive income/ (loss)	939	937	(325)
Dividends received by the Group	¥ 1,344	¥ 233	¥ 539